COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
16.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases offices and classroom facilities under operating leases. Future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year consist of the following as of December 31, 2018:

	RMB	US$
2019	186,028	27,057
2020	172,712	25,120
2021	141,172	20,533
2022	121,860	17,724
2023 and thereafter	179,503	26,108

	801,275	116,542

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The Group’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all executed with third parties. For the years ended December 31, 2016, 2017 and 2018, total rental expenses for all operating leases amounted to approximately RMB121,530, RMB136,662 and RMB192,296 (US$27,968), respectively.

Capital expenditure commitments

As of December 31, 2018, future minimum capital commitments under non-cancelable contracts were as follows:

	RMB	US$
Construction of leasehold improvements	17,260	2,510
Software development	4,561	663

	21,821	3,173

All capital expenditure commitments are expected to be paid within one year.

Other commitments

On November 11, 2018, the Group entered into an agreement with a third party seller (the “Seller”) in Shijiazhuang, China to purchase 51% equity interests of the seven learning centers operated by the Seller for a consideration of approximately RMB44,319 (US$6,446). As of December 31, 2018, RMB35,455 (US$5,157) of consideration was not paid as the acquisition was not consummated.

Contingencies

As of December 31, 2018, the Group is in the process of applying for private school operating permits or private non-enterprise entity registration certificates for several schools. In addition, some of the schools have not obtained fire safety approvals. An estimate for the reasonably possible loss or a range of reasonably possible losses associated with these contingencies cannot be made at this time.

From time to time, the Group is also subject to legal proceedings, investigations, and claims incidental to the conduct of its business. The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.